CONVERTIBLE NOTES	12 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
CONVERTIBLE NOTES

NOTE 7. CONVERTIBLE NOTES

Securities Purchase Agreement

On February 17, 2025, the Company entered into a Securities Purchase Agreement (“Securities Purchase Agreement”) with Cobra Alternative Capital Strategies, LLC, an entity controlled by the Company’s former Director of Investor Relations, Lance Friedman, which services were provided through a consulting agreement with Blackstone Capital Advisors, Inc. that was terminated effective February 17, 2025, and Target Capital X LLC (collectively, the “Investors”). Under the Securities Purchase Agreement, the Company issued 20% original issue discount senior secured convertible debentures (“February 2025 Convertible Debentures”) in an aggregate principal amount of $3,750,000 which includes a 20% OID. The conversion price per share of each Debenture is equal to 92.5% of the lowest daily VWAP (as defined in the Debentures), provided that no conversion may be at a price per share less than the floor price of $4.00 per share. At the close of the Reverse Recapitalization, 52,663 of commitment fee shares, after giving effects to the 1-for-40 reverse stock split, owing to the Investors under these agreements were transferred by affiliates to the Investors.

The Company analyzed for the Securities Purchase Agreement under ASC 480 and ASC 815 and concluded that bifurcation of a single derivative that comprises all of the fair value of the conversion feature(s) (i.e., derivative instrument(s)) is not necessary. As a result, all debt proceeds received have been recorded using the fair value method of accounting under ASC 825, Fair Value Measurement (“ASC 825”). Pursuant to ASC 825, the Company recorded the fair value of the subscription liability on the 2025 consolidated balance sheet using the fair value method. The initial fair value of the subscription liability at issuance was estimated using a Monte Carlo Model. In August and September 2025, the Company repaid a total of $3,032,645 of the February 2025 Convertible Debentures. At December 31, 2025, the fair value of $1,146,236 of the Securities Purchase Agreement is included in Convertible Notes on the accompanying 2025 consolidated balance sheet. For the year ended December 31, 2025, $711,996 debt discount amortized was included in interest expense on the consolidated statement of operations. For the year ended December 31, 2025, change in fair value of $249,447 was included as an income and expense, respectively in change in fair value of liabilities on the 2025 consolidated statement of operations.

Convertible Notes

On August 19, 2025, the Company entered into a Securities Purchase Agreement (the “ August Securities Purchase Agreement”) with certain investors (the “Purchasers”), pursuant to which the Company sold to the Purchasers certain notes in an aggregate principal amount of $9,687,500 for a subscription price of $7,750,000 (the “August 2025 Notes”) with a maturity date of February 19, 2026. The August 2025 Notes have a 20% OID of $1,937,500 which is included in the aggregate principal amount of $9,687,500 and do not bear an interest rate except for instances of default. Of the $7,750,000 total funding (before transaction expenses and debt repayments) under the Securities Purchase Agreement, $4,500,000 was funded on August 19, 2025 (the “first Tranche”), $1,000,000 was funded on September 22, 2025 (the “Second Tranche”), and the balance of $2,250,000 (the “Third Tranche”) was funded on September 30, 2025. The August 2025 Notes are convertible into up to an aggregate of 3,679,436 shares of common stock after giving effects to the 1-for-40 reverse stock split (the “ Conversion Shares”) subject to certain conditions.

The August 2025 Notes are convertible (in whole or in part) at any time on or after the thirty-first (31st) day following the Issuance Date into such number of shares of Common Stock as shall be determined by dividing (x) that portion identified by the Purchaser of (A) the outstanding principal amount, plus (B) accrued and unpaid interest with respect to such outstanding principal amount of such Purchaser’s Note and any other amounts owing under such Note or other Transaction Documents (the as that term is defined in the Notes) by (y) the conversion price then in effect on the date on which the Purchaser delivers a notice of conversion. The conversion price means the greater of (i) eighty (80%) percent of the lowest Closing Price on any Trading Day during the five (5) Trading Days prior to the applicable conversion date or (ii) the floor price (the “Floor Price”). The Floor Price means 20% of the average closing price of the Company’s Common Stock for the five days prior to the Closing Date.

The August 2025 Notes may not be converted and shares of Common Stock may not be issued under Notes if, after giving effect to the conversion or issuance, such Purchaser (together with its affiliates, if any) would beneficially own in excess of 4.99% of our outstanding shares of our Common Stock, which we refer to herein as the “Note Blocker”. The Note Blocker may be raised or lowered to any other percentage not in excess of 9.99% at the option of the applicable Purchaser of Notes, except that any raise will only be effective upon 61-days’ prior notice to us.

In connection with the August Securities Purchase Agreement, the Company entered into a registration rights agreement, dated as of August 19, 2025 (the “Registration Rights Agreement”), pursuant to which the Company agreed to file the initial resale registration statement by no later than September 18, 2025, to register the resale of the common stock underlying the Notes. The resale registration statement became effective on September 30, 2025.

The Company accounted for the August 2025 Notes under ASC 470 and ASC 815 and concluded that bifurcation of multiple embedded features was necessary under ASC 815-15-25-1. As a result, the Company separately accounted for the embedded features as a single compound derivative. The Company recorded the initial fair value of the derivative liability of $4,101,583 and the debt issuance cost of $907,499 as a debt discount, which will be amortized to interest expense over the expected term of the debt.

During the year ended December 2025, a total value of $9,523,683 of Convertible Notes were converted into 2,219,932 shares of common stock of the Company after giving effects to the 1-for-40 reverse split. The remaining debt of $163,817 was converted into 48,755 common stock in January 2026.

For the year ended December 31, 2025, total amortized debt discounts of $6,927,005 was included in interest expense on the accompanying 2025 consolidated statement of operations. At December 31, 2025, the balance of $144,241 of the August 2025 Notes is included in Convertible Notes on the consolidated balance and comprises the principal balance of $163,817, net of unamortized debt discount of $19,576.